Summary of significant accounting policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure summary of significant accounting policies [Line Items]
Capitalisation rate of borrowing costs eligible for capitalisation	6.90%	6.90%	7.98%
Borrowing costs capitalised	$ 257,507	$ 610,841	$ 254,950
Impairment loss	$ 6,549,000	0	5,664,000
Percentage of debt maturing in more than five years	95.00%
Write-off of Unsuccessful Exploration Efforts	$ 26,389,000	5,834,000	31,366,000
Deferred Tax Liability Unrecognised	11,400,000
Money Market Funds	53,794,000	44,123,000
Minimum lease payments payable under non-cancellable operating lease	69,938,000	$ 40,750,000	$ 86,963,000
Payments of lease liabilities, classified as financing activities	4,000,000
Notional amount	425,000,000
Net Reversal Of Impairment Loss	$ 4,982,000
Subsequent Events [Member]
Disclosure summary of significant accounting policies [Line Items]
Lease liabilities				$ 14,449,000
Top of range [member]
Disclosure summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years	10 years	10 years
Bottom of range [member]
Disclosure summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years	3 years	3 years